Income tax expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense
Current income tax expense	¥ 2,821,301	¥ 2,481,585	¥ 1,418,993
Deferred income tax (Note 30)	(658,128)	(470,330)	(775,820)
Total	¥ 2,163,173	¥ 2,011,255	¥ 643,173